Schedule VI - Insurance Operations	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Insurance Operations
Sirius International Insurance Group, Ltd.
Schedule VI
Insurance Operations
As at and for the years ended December 31, 2019, 2018, and 2017

(Millions)
Affiliation with registrant	Deferred acquisition costs	Loss and loss adjustment expense reserves	Unearned insurance and reinsurance premiums	Net earned insurance and reinsurance premiums	Net investment income	Losses and loss expenses incurred related to current year	Losses and loss expenses incurred related to prior year	Net paid losses and loss expenses	Insurance and reinsurance acquisition costs	Net premiums written
Consolidated Subsidiaries
2019	$148.2	$2,331.5	$708.0	$1,441.6	$84.7	$1,066.5	$103.8	$911.3	$288.7	$1,502.6
2018	$141.6	$2,016.7	$647.2	$1,262.3	$71.4	$907.3	$(7.3)	$791.7	$255.4	$1,357.1
2017	$120.9	$1,898.5	$506.8	$1,035.3	$56.8	$811.8	$(0.6)	$612.3	$197.2	$1,090.2